Common and Convertible Preferred Stock	12 Months Ended
Dec. 31, 2013
Common and Convertible Preferred Stock

9.    Common and Convertible Preferred Stock

There were 955,976 and 988,685 shares of common stock issued and outstanding as of December 31, 2012 and 2013, respectively.

The Company has reserved for future issuance the following number of shares of common stock:

December 31, 2013

Conversion of Series A preferred stock	3,770,267
Conversion of Series B preferred stock	4,556,638
Conversion of Series C preferred stock	6,767,673
Conversion of Series D preferred stock	6,000,000
Stock options outstanding	2,111,576
Stock options available for grant	339,284

23,545,438

Common Stock

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of other classes of stock outstanding.

Convertible Preferred Stock

The Series A, Series B, Series C and Series D convertible preferred stock (collectively, the “preferred stock”), together with their respective rights and preferences, are as follows:

In April 2012, the Company issued 5,819,559 shares of Series D convertible preferred stock at a price of $7.54 per share, or $43.9 million in the aggregate, which included shares issued upon the conversion of a promissory note payable and accrued interest thereon in the amount of $5.9 million and shares issued to related parties in the aggregate amount of $36.7 million. Cash proceeds, net of issuance costs and the conversion of the promissory note payable were $37.9 million.

In 2007, the Company issued 6,767,673 shares of Series C convertible preferred stock at a purchase price of $5.94 per share. Cash proceeds, net of issuance costs, were $40.1 million.

In 2006 and 2007, the Company issued 4,556,638 shares of Series B convertible preferred stock at a purchase price of $3.58 per share. Cash proceeds, net of issuance costs, were $16.2 million.

In 2005, the Company issued 3,770,267 shares of Series A convertible preferred stock at a purchase price of $3.16 per share, which included shares issued upon conversion of notes payable and accrued interest thereon in the amount of $3.6 million. Cash proceeds, net of issuance costs and the conversion of the promissory notes payable were $7.7 million.

Voting

The Series A, B, C and D convertible preferred stock carry one vote per share. As long as at least 727,272 shares of each series of preferred stock remain outstanding, the holders of Series A convertible preferred stock shall be entitled to elect two members of the board of directors, the holders of Series B convertible preferred stock shall be entitled to elect one member of the board of directors, the holders of Series C convertible preferred stock shall be entitled to elect two members of the board of directors and the holders of Series D convertible preferred stock shall be entitled to elect one member of the board of directors. The common stockholders are entitled to elect two members of the board. The remaining board members are elected by holders of both common and preferred stock, voting as a single class.

Dividends

The holders of Series A, B, C and D convertible preferred stock are entitled to receive dividends at an annual rate of $0.18975, $0.2145, $0.3564 and $0.45265 per share, respectively, and are payable when and if declared by the board of directors. Such dividends are not cumulative. No dividends have been paid or declared to date.

Redemption and Conversion

The Series A, B, C and D convertible preferred stock are not redeemable. The Series A, B, C and D convertible preferred stock are convertible at the option of the holder at any time into common stock on a one-for-one basis, subject to adjustments for antidilution. Each share of Series A, B, C and D convertible preferred stock automatically converts into common stock at the effective conversion rate upon the closing of an initial public offering in which the public offering proceeds exceed $40 million, or upon the affirmative vote by holders of at least two-thirds of the outstanding shares of preferred stock.

The Series A, B, C and D convertible preferred stock contain a provision that upon a change of control of the Company, the Series A, B, C and D convertible preferred stock is redeemable at the holder’s option and, therefore, the balances have been classified outside of stockholders’ deficit in the accompanying consolidated balance sheets.

Liquidation

Upon liquidation, dissolution or winding up of the Company, the holders of Series A, B, C and D convertible preferred stock are entitled to receive the amount of $3.1625, $3.575, $5.94 and $7.5438 per share, respectively, as adjusted for any stock dividends or stock splits, plus all declared but unpaid dividends. If the proceeds of a liquidation event are insufficient to permit payment to the holders of preferred stock of the entire amount, then the proceeds shall be distributed ratably among the holders of the preferred stock in proportion to the full preferential amount that each such holder is entitled to receive.